Fair Value of Financial Instruments (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents: [Abstract]
Cash	$ 447,100,000	$ 491,700,000
Certificates of deposit	200,000	0
Money market funds	429,100,000	133,400,000
Commercial paper	202,700,000	140,400,000
U.S. treasury securities	17,600,000	0
U.S. non-governmental agency asset-backed securities	41,400,000	27,800,000
U.S. corporate obligations	18,900,000	29,100,000
Non-U.S. bank and other obligations	28,800,000	76,500,000
Short-term investments: [Abstract]
Commercial paper	253,900,000	213,500,000
Certificates of deposit	3,000,000	0
U.S. Treasury securities	64,500,000	10,100,000
U.S. non-governmental agency asset-backed securities	99,500,000	77,300,000
U.S. corporate obligations	96,100,000	122,600,000
Non-qualified plan assets [Abstract]
Money market funds	1,100,000	0
Domestic bond funds	2,400,000	0
International bond fund	100,000	0
Domestic equity funds	3,600,000	0
International equity funds	2,100,000	0
Blended equity funds	2,600,000	0
Common stock	2,100,000	0
Derivatives, net asset (liability) [Abstract]
Foreign currency contracts	19,900,000	(13,800,000)
Interest rate contracts	0	1,400,000
Total financial instruments	1,736,700,000	1,310,000,000
Fair value of the fixed-rate debt	2,060,000,000	1,470,000,000
Face value of the fixed-rate debt	1,750,000,000	1,250,000,000
Fair Value Based on Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Cash and cash equivalents: [Abstract]
Cash	447,100,000	491,700,000
Certificates of deposit	200,000	0
Money market funds	429,100,000	133,400,000
Commercial paper	0	0
U.S. treasury securities	17,600,000	0
U.S. non-governmental agency asset-backed securities	0	0
U.S. corporate obligations	18,900,000	29,100,000
Non-U.S. bank and other obligations	28,800,000	76,500,000
Short-term investments: [Abstract]
Commercial paper	0	0
Certificates of deposit	3,000,000	0
U.S. Treasury securities	64,500,000	10,100,000
U.S. non-governmental agency asset-backed securities	0	0
U.S. corporate obligations	96,100,000	122,600,000
Non-qualified plan assets [Abstract]
Money market funds	1,100,000	0
Domestic bond funds	2,400,000	0
International bond fund	100,000	0
Domestic equity funds	3,600,000	0
International equity funds	2,100,000	0
Blended equity funds	2,600,000	0
Common stock	2,100,000	0
Derivatives, net asset (liability) [Abstract]
Foreign currency contracts	0	0
Interest rate contracts	0	0
Total financial instruments	1,119,300,000	863,400,000
Fair Value Based on Significant Other Observable Inputs (Level 2) [Member]
Cash and cash equivalents: [Abstract]
Cash	0	0
Certificates of deposit	0	0
Money market funds	0	0
Commercial paper	202,700,000	140,400,000
U.S. treasury securities	0	0
U.S. non-governmental agency asset-backed securities	41,400,000	27,800,000
U.S. corporate obligations	0	0
Non-U.S. bank and other obligations	0	0
Short-term investments: [Abstract]
Commercial paper	253,900,000	213,500,000
Certificates of deposit	0	0
U.S. Treasury securities	0	0
U.S. non-governmental agency asset-backed securities	99,500,000	77,300,000
U.S. corporate obligations	0	0
Non-qualified plan assets [Abstract]
Money market funds	0	0
Domestic bond funds	0	0
International bond fund	0	0
Domestic equity funds	0	0
International equity funds	0	0
Blended equity funds	0	0
Common stock	0	0
Derivatives, net asset (liability) [Abstract]
Foreign currency contracts	19,900,000	(13,800,000)
Interest rate contracts	0	1,400,000
Total financial instruments	617,400,000	446,600,000
Fair Value Based on Significant Unobservable Inputs (Level 3) [Member]
Cash and cash equivalents: [Abstract]
Cash	0	0
Certificates of deposit	0	0
Money market funds	0	0
Commercial paper	0	0
U.S. treasury securities	0	0
U.S. non-governmental agency asset-backed securities	0	0
U.S. corporate obligations	0	0
Non-U.S. bank and other obligations	0	0
Short-term investments: [Abstract]
Commercial paper	0	0
Certificates of deposit	0	0
U.S. Treasury securities	0	0
U.S. non-governmental agency asset-backed securities	0	0
U.S. corporate obligations	0	0
Non-qualified plan assets [Abstract]
Money market funds	0	0
Domestic bond funds	0	0
International bond fund	0	0
Domestic equity funds	0	0
International equity funds	0	0
Blended equity funds	0	0
Common stock	0	0
Derivatives, net asset (liability) [Abstract]
Foreign currency contracts	0	0
Interest rate contracts	0	0
Total financial instruments	$ 0	$ 0